Financial Instruments - Separate Accounts Unobservable Inputs (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Gross transfers out of Level 3, Separate Accounts	$ 0.1	$ 4.6
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Transfers out of Level 3	(15.4)	(45.1)
Transfers between Level 1 and Level 2	0	0
Level 3 | Fair Value, Measurements, Recurring
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance	164.5	195.8
Total losses accrued to contract holders	(4.7)	3.6
Purchases	75.0	89.5
Sales	(23.1)	(69.6)
Transfers out of Level 3	(15.4)	(45.1)
Ending balance	162.2	164.5
Separate Accounts Transfers [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Gross transfers into Level 3, Separate Accounts	0	0
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Transfers between Level 1 and Level 2	$ 0	$ 0